Intangible Assets and Goodwill (Tables)	12 Months Ended
Aug. 31, 2019
Intangible Assets and Goodwill [Abstract]
Summary of intangible assets
Intangible assets

	Core technology	Customer relationships	In-process research and development	Brand name	Software	Total

Cost as at September 1, 2017	$12,893	$1,689	$–	$–	$11,901	$26,483
Additions	89	–	–	–	3,049	3,138
Business combinations (note 3)	16,555	9,192	305	846	630	27,528
Disposal	(60)	–	–	–	(2,474)	(2,534)
Foreign currency translation adjustment	(1,419)	(590)	(13)	(50)	(446)	(2,518)
Cost as at August 31, 2018	28,058	10,291	292	796	12,660	52,097
Additions	363	–	–	–	1,719	2,082
Disposal	(27)	–	(293)	–	(222)	(542)
Foreign currency translation adjustment	(1,955)	(618)	1	(46)	(240)	(2,858)
Cost as at August 31, 2019	$26,439	$9,673	$–	$750	$13,917	$50,779

Accumulated amortization as at September 1, 2017	$5,130	$169	$–	$–	$10,001	$15,300
Amortization for the year	4,878	3,949	–	519	981	10,327
Disposal	(45)	–	–	–	(2,462)	(2,507)
Foreign currency translation adjustment	(353)	(185)	–	(7)	(344)	(889)
Accumulated amortization as at August 31, 2018	9,610	3,933	–	512	8,176	22,231
Amortization for the year	4,926	2,372	–	284	1,430	9,012
Disposal	(19)	–	–	–	(219)	(238)
Foreign currency translation adjustment	(1,080)	(424)	–	(46)	(330)	(1,880)
Accumulated amortization as at August 31, 2019	$13,437	$5,881	$–	$750	$9,057	$29,125

Net carrying value as at:
August 31, 2018	$18,448	$6,358	$292	$284	$4,484	$29,866
August 31, 2019	$13,002	$3,792	$–	$–	$4,860	$21,654

Remaining amortization period as at August 31, 2019	4 years	2 years	–	–	3 years

Reconciliation of changes in goodwill
Goodwill

	Years ended August 31,
	2019	2018

Balance – Beginning of year	$39,892	$35,077
Business combinations (note 3)	–	5,931
Foreign currency translation adjustment	(1,244)	(1,116)
Balance – End of year	$38,648	$39,892

Information for cash generating units
Goodwill has been allocated to the lowest level within the company at which it is monitored by management to make business decisions, which are the following CGUs:

	As at August 31,
	2019	2018

EXFO CGU	$12,949	$13,185
EXFO Optics CGU (note 3)	3,376	3,562
Service assurance, systems and services CGU	22,323	–
Brix CGU	–	13,327
Ontology CGU (note 3)	–	7,471
EXFO Solutions CGU (note 3)	–	2,347
Total	$38,648	$39,892